Investments - Teekay LNG - Yamal LNG Joint Venture - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2014 m3 Vessel	Dec. 31, 2014
Net Investment Income [Line Items]
Equity method investment, ownership interest		16.05%
Maximum icebreaking capabilities in meters	2.1
Teekay LNG [Member]
Net Investment Income [Line Items]
Number of LNG trains	3
Expected capacity of trains	16,500,000
Teekay LNG [Member] | Russia-based Novatek OAO [Member]
Net Investment Income [Line Items]
Partnership owns percentage in joint venture	60.00%
Teekay LNG [Member] | France-based Total S.A. [Member]
Net Investment Income [Line Items]
Ownership percentage	20.00%
Teekay LNG [Member] | China-based China National Petroleum Corporation [Member]
Net Investment Income [Line Items]
Ownership percentage	20.00%
Teekay LNG [Member] | Yamal LNG Joint Venture [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	50.00%	50.00%
Number of vessels	6
Volume of vessels	172,000
Fully built-up cost	$ 2,100	$ 2,100
Due from joint venture		$ 95.3